PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Prepayments to suppliers*	6,415	7,286	1,158
Prepaid expenses	823	2,093	333
D&O insurance fee**	1,507	1,219	194
Others	2,948	2,830	450

	11,693	13,428	2,135

*	Represents interest-free, non-refundable partial payments to suppliers associated with contracts the Group entered into for the future scheduled delivery of raw materials. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making a prepayment. To date, the Group has not experienced any loss on prepayments to suppliers.
**	Represents the current portion of unamortized director and officer insurance.